BENEFITS TO EMPLOYEES	12 Months Ended
Dec. 31, 2022
BENEFITS TO EMPLOYEES
BENEFITS TO EMPLOYEES

NOTE 33 – BENEFITS TO EMPLOYEES

33.1 - Post-employment benefit

The Company offer their current and future retirees and their dependents benefits such as social security, health care and post-employment life insurance. These benefits are classified as Defined Benefits – BD, Defined Contribution – CD, Variable Contribution – CV and Balanced Plan.

Due to the Company’s decentralized structure, each subsidiary sponsors its own employee benefit package, as shown in the following table:

Company Sponsored Benefits
	Pension benefit plans			Other post-employment benefits
Company	BD Plan	Defined Benefit Plan	CD Plan	Life insurance	Health plan
Eletrobras	X		X		X
CGT Eletrosul	X		X		X
Chesf	X	X	X
Eletronorte	X		X	X	X
Furnas	X		X		X

The pension benefit plan normally exposes the Group to actuarial risks, such as investment risk, interest rate risk, longevity risk and salary risk.

●	Investment risk: The present value of the liability of the defined benefit pension plan is calculated using a discount rate determined by virtue of the remuneration of high-quality private bonds; if the return on the plan’s assets is below this rate, there will be a deficit in the plan. Currently, the plan has a relatively balanced investment in stocks, debt instruments and real estate. Due to the long-term nature of the plan’s liabilities, the board of the pension fund considers appropriate that a reasonable portion of the plan’s assets should be invested in shares and real estate to leverage the return generated by the fund;
●	Interest rate risk: A reduction in the interest rate on the securities will increase the plan’s liabilities. However, this will be partially offset by an increase in the return on the plan’s debt securities;
●	Longevity risk: The present value of the liability of the defined benefit plan is calculated by referencing the best estimate of the plan’s participants mortality after their stay at work. An increase in life expectancy of plan participants will increase the plan’s liabilities; and
●	Salary risk: The present value of the defined benefit plan liability is calculated by referencing the future salaries of the plan participants. Therefore, an increase in wages of the plan participants will increase the plan liabilities.

The tables below show the conciliation of the present value of the defined benefit obligations and the fair value of the assets with the amounts recorded in the balance sheet for social security benefits and for other post-employment benefits. The consolidated results are presented below.

Post-employment benefit obligations - amounts recognized in the balance sheet:

	12/31/2022	12/31/2021
Social security plan benefits	4,938,491	5,839,349
Health plans and life insurance	255,180	245,457
Total post-employment benefit obligations	5,193,671	6,084,806

Current	246,437	233,304
Non-current	4,947,234	5,851,502
Total	5,193,671	6,084,806

33.1.1 - Social security plans

Amounts recognized in the balance sheet and income statement for the year:

Balance Sheet - Social Security Plans
	12/31/2022	12/31/2021
Present value of actuarial obligations partially or totally hedged (a)	27,357,876	32,654,956
Fair value of plan assets	(23,780,227)	(27,983,826)
Assets Immediately Available	1,942	1,189
Realizable Assets	535,595	504,955
Fixed Income Investments	25,680,500	27,222,524
Investments in Variable Income	5,066,214	6,366,796
Real Estate investments	741,066	872,022
Structured Investments	1,281,176	1,957,898
Loans and Financing	652,629	779,374
Investments Abroad	304,996	429,010
Others	43,676	32,038
(-) Assets of defined contribution plans	(9,422,527)	(9,107,431)
(-) Operating liabilities	(146,552)	(176,735)
(-) Contingent liabilities	(215,484)	(178,198)
(-) Investment Funds	(174,479)	(207,267)
(-) Administrative Funds	(454,391)	(399,858)
(-) Social Secutiry Funds	(114,134)	(112,491)
Asset ceiling	1,360,842	1,168,219
Net liability / (asset)	4,938,491	5,839,349

Income Statement - Social Security Plans
	12/31/2022	12/31/2021
Current service cost	42,245	72,507
Net interest costs	436,183	381,672
Actuarial expense / (revenue) recognized in the year	478,428	454,179

(a)Present value of actuarial obligations partially or fully covered

The changes in the years ended December 31, 2022 and 2021, referring to social security plans are as follows:

Opening balance as of December 31, 2021 and 2020	32,654,956	37,523,363
Effects of deconsolidation	(4,024,043)	—
Current service cost	42,245	72,507
Interest on actuarial obligation	2,622,700	2,438,460
Benefits paid during the year	(2,537,463)	(2,554,573)
Standard Participant Contributions	(8,061)	33,707
Past service cost	(33,594)	(90,972)
Loss on actuarial obligations arising from remeasurement	(1,358,863)	(4,767,536)
Actuarial losses arising from changes in financial assumptions	(1,897,918)	(8,481,160)
Actuarial losses arising from experience adjustments	539,055	3,713,625
Closing balance as of December 31, 2022 and 2021	27,357,876	32,654,956

(b)Fair value of plan assets

The fair values of capital and debt instruments are determined based on market prices quoted in active markets while the fair values of investments in real estate projects, for rent, are determined by the direct comparative method of market data, with the adoption of the mathematical procedures recommended by NBR-14653-1 and 2 of the Brazilian Association of Technical Standards (ABNT).

The changes in the years ended December 31, 2022 and 2021, referring to social security plans are as follows:

Balance as of December 31, 2021 and 2020	27,983,826	31,394,339
Effects of deconsolidation	(3,664,089)	—
Benefits paid during the year	(2,537,463)	(2,554,573)
Participant contributions disbursed during the year	(8,061)	33,707
Employee contributions disbursed during the year	287,381	294,489
Gain (loss) on plan assets (excluding interest income)	(525,396)	(3,224,499)
Expected return on assets for the year	2,245,029	2,040,363
Balance as of December 31, 2021	23,780,226	27,983,826
Effective return on assets for the year	1,718,633	(1,184,136)

33.1.2 - Actuarial and Economic Hypotheses

The actuarial assumptions presented below were used to determine the defined benefit obligation and the expense for the year.

Economic Hypotheses
	12/31/2022	12/31/2021
Actual annual actuarial discount interest rate	5.42% to 6.17%	2.87% to 5.47%
Projection of average wage increase	1.00% to 2.01%	1.00% to 2.01%
Average annual inflation rate	4.00%	4.00%
Expected return on plan assets (i)	4.00%	3.27%

(i) represents the maximum and minimum rates of return on plan assets.

Demographic Assumptions
	12/31/2022	12/31/2021
Turnover rate	Null; 0.00%; Ex-Nucleos 2018	Null; 0.00%; Ex-Nucleos 2018
Table of active and inactive mortality	AT-2000 Segregated by sex and smoothed by 10%; AT-2000 Female (Aggravated by 15%); AT-2000 Segregated by sex; AT-2000 Basic, segregated by sex; AT-2000 Male	AT-2000 segregated by gender and downsized by 10%; Women’s AT-2000 (aggravated by 15%); AT-2000 segregated by sex; AT-2000 Basic segregated by sex; Man’s AT-2000
Table of mortality of disabled persons	RRB-1983; AT-49 Relieved in 2 years; AT-49 Basic Segregated by sex; MI-2006 Segregated by sex and downsized to 10%; MI 85 by sex; AT-83 (IAM) Male	RRB-1983; AT-49 Relieved in 2 years; AT-49 Basic segregated by sex; MI-2006 segregated by sex and downsized by 10%; MI 85 by sex; AT-83 (IAM) Male
Table of disability	Light Weak; Álvaro Vindas Smoothed by 50%; Álvaro Vindas; Sasa 1927;Sasa 1927 aggravated by 20%; Light (Average)	Light Weak; Álvaro Vindas Smoothed by 50%; Álvaro Vindas; Sasa 1927; Sasa 1927 aggravated by 20%; Light (Average)

The definition of the overall rate of return on the plan’s assets considered the market practice of Federal Government bonds, according to the criteria recommended by national and international standards, for terms similar to those of the flows of obligations of the benefit program, in the so-called Duration concept.

The expected global rate of return corresponds to the weighted average of the expected returns of the various categories of plan assets. Management’s assessment of the expected return is based on the historical return trends and market analysts’ forecasts for the asset over the life of the respective obligation. The current return on assets of pension plans on December 31, 2022 was R$1,718,633 positive (R$ 1,184,136 negative in 2021).

33.1.3 - Health plans and life insurance

Amounts recognized in the balance sheet and income statement for the year:

Balance Sheet	12/31/2022	12/31/2021
Present value of actuarial obligations	255,180	245,457
Net liabilities / (assets)	255,180	245,457

Income Statement
	12/31/2022	12/31/2021
Net current service cost	757	5,214
Net interest costs	20,741	14,467
Actuarial expense / (revenue) recognized in the year	21,498	19,681

(a)	The Actuarial Present Value obligations

The changes in the years ended December 31, 2022 and 2021, referring to health plans and life insurance, are as follows:

Balance as of December 31, 2021 and 2020	245,457	225,471
Effects of deconsolidation	(25,745)	—
Current service cost	757	5,214
Interest on actuarial obligation	20,741	14,467
Benefits paid in the year	(10,349)	(22,085)
Derecognition of benefit	—	(26,005)
Effect related to migration of plans	—	52,662
Loss on actuarial obligations arising from remeasurement	24,319	(4,267)
Actuarial losses arising from changes in demographic assumptions	38,026	146,397
Actuarial losses arising from changes in financial assumptions	(21,655)	(111,260)
Actuarial losses resulting from experience adjustments	7,948	(39,404)
Balance as of December 31, 2022 and 2021	255,181	245,457

33.1.4 - Actuarial consolidated results

Consolidated results of defined social security benefits, health plans and life insurance recognized in Other Comprehensive Income (ORA) for the year:

	2022	2021
Actuarial gains (losses) recognized in OCI in the fiscal year - Social security benefit plans, health plans and life insurance	660,673	1,154,355

33.1.5 - Employer contributions

On December 31, 2022, the contributions made by the Company to the constitution of the mathematical benefit provisions of the CD Plan reached R$13,087 (R$12,495 in 2021).

On December 31, 2022, the contributions made by the Company to the constitution of the mathematical benefit provisions of the BD Plan reached R$281,866 (R$281,994 in 2021).

The Company expects to contribute R$ 2,295,411 (R$2,246,956 in 2021) to the defined benefit plan during the next year.

The weighted average duration of the defined benefit obligation for the Company is 64 years.

Analysis of expected maturities of undiscounted benefits from post-employment defined benefit plans for the next 10 years:

	2023	2024	2025	2026	2027	2028 to 2046	Total
Social Security Program	2,431,839	2,266,482	2,106,224	1,949,875	1,855,354	16,748,104	27,357,876

The significant actuarial assumptions for determining the obligation of defined benefit plans are: discount rate, expected salary increase and mortality. The sensitivity analysis below was determined based on reasonably possible changes in the respective assumptions that occurred at the end of the reporting period, keeping all other assumptions constant.

●	If the discount rate on the obligation were 1% higher or lower, the defined benefit obligation would have decreased by R $ 1,757,686 or increased by R $ 2,040,169, respectively; and
●	If the expectation of wage growth on the obligations increased or decreased by 1%, the defined benefit obligation would have a reduction of R$63,133 or would have an increase of R$56,874, respectively.

	Scenario I (+1%)	Scenario II (-1%)
Defined benefit obligation	(1,757,686)	2,040,169
Expectation of wage growth	(63,133)	56,874

The sensitivity analysis presented may not represent the actual change in the defined benefit obligation since the change is not likely to occur in isolated assumptions, considering that some assumptions may be correlated.

In addition, in the presentation of the sensitivity analysis, the present value of the defined benefit obligation was calculated using the projected credit unit method at the end of the reporting period, which is the same as that applied in the calculation of the defined benefit obligation liability recognized in the balance sheet.

There was no change in relation to previous exercises in the methods and assumptions used in the preparation of the sensitivity analysis.

33.2 – Payroll

	12/31/2022	12/31/2021
Current
Vacation allowance	359,243	360,525
PDV - Voluntary Dismissal Program	1,018,275	155,046
Payroll	413,758	193,170
Accrual rates on vacation benefits	189,729	193,940
Profit or income sharing	227,605	526,105
Charges on 13th salary	5,785	78,848
Social contribution	54,087	52,849
Others	49,964	42,464
	2,318,554	1,602,947
Non-current
PDV - Voluntary Dismissal Program	4,697	63,024
	2,323,251	1,665,971

Accounting Policy

Social Security Plans

The Company and its subsidiaries sponsor pension plans, which are generally financed by payments to these pension funds, determined by periodic actuarial calculations. The Company has defined benefit plans, as well as defined and variable contributions.

●	In defined contribution plans, the Company makes fixed contributions to a separate entity. In addition, it has no legal or constructive obligations to make contributions, if the fund does not have sufficient assets to pay, to all employees, the benefits related to services provided in current and previous years linked to this type of plan.

The Company makes the payment of contributions on a mandatory, contractual or voluntary basis. The Company has no additional payment obligations after the contribution is made. Contributions are recognized as an employee benefit expense, when due. Contributions made in advance are recognized as assets to the extent that a cash refund or a reduction in future payments is available.

●	A defined benefit plan is different from a defined contribution plan, since, in such defined benefit plans, a retirement benefit amount is established for an employee to receive upon retirement, usually dependent on one or more factors, such as age, time of service and remuneration. In this type of plan, the Company has the obligation to honor the commitment assumed, in case the fund does not have enough assets to pay, to all employees, the benefits related to the services provided in the current and previous years linked to this type of plan.

The liability recognized in the Balance Sheet, in relation to the defined benefit plans, is the present value of the defined benefit obligation at the balance sheet date, less the fair value of the plan assets. The defined benefit obligation is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The interest rates used in this discount are consistent with market securities, which are denominated in the currency in which the benefits will be paid and which have maturity terms close to those of the respective pension plan obligation.

Actuarial gains and losses are substantially the result of adjustments, changes in actuarial assumptions and income from plan assets, and are debited or credited to other comprehensive income.

Past service costs are immediately recognized in the income statement when a plan change occurs.

Other post-employment obligations

Some of the Company’s subsidiaries offer post-retirement health care benefits to their employees, in addition to life insurance for active and inactive employees. The right to these benefits is generally subjected to the employee remaining in the job until retirement age and the completion of a minimum period of service, or his disability as an active employee.

The expected costs of these benefits are accumulated during the period of employment, using the same accounting methodology that is used for defined benefit pension plans. Actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, are debited or credited to other comprehensive income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.

Obligations with personnel

The payments of benefits, such as salary or vacation, as well as the respective labor charges incident on these benefits are recognized monthly in the result, respecting the accrual basis.